Brumadinho dam failure	12 Months Ended
Dec. 31, 2023
Brumadinho dam failure

25. Brumadinho dam failure

In January 2019, a tailings dam (“Dam I”) experienced a failure at the Córrego do Feijão mine, in the city of Brumadinho, state of Minas Gerais, Brazil. The failure released a flow of tailings debris, destroying some of Vale’s facilities, affecting local communities and disturbing the environment. The tailings released have caused an impact of around 315 km in extension, reaching the nearby Paraopeba River. The dam failure in Brumadinho (“event”) resulted in 270 fatalities or presumed fatalities and caused extensive property and environmental damage in the region.

As a result of the dam failure, the Company recognized provisions to meet its assumed obligations, including indemnification to those affected by the event, remediation of the impacted areas and compensation to the society. Changes in the provisions are shown below:

	December 31, 2022	Revision to estimates and new provisions	Monetary and present value adjustments	Disbursements	Translation adjustment	December 31, 2023
Judicial Settlement for Integral Reparation
Payment obligations	882	34	79	(495)	62	562
Provision for socio-economic reparation and others	867	(4)	97	(423)	55	592
Provision for social and environmental reparation	777	9	82	(86)	61	843
	2,526	39	258	(1,004)	178	1,997
Other obligations
Tailings containment, geotechnical safety and environmental reparation	559	200	58	(175)	42	684
Individual indemnification	45	104	9	(78)	3	83
Other	182	133	38	(73)	16	296
	786	437	105	(326)	61	1,063
Liability	3,312	476	363	(1,330)	239	3,060

The cash flow for obligations are estimated for an average period ranging from 5 to 7 years and were discounted at present value at a rate in nominal terms, which decreased from 9.08% on December 31, 2022, to 8.36% on December 31, 2023.

In addition, the Company has incurred expenses, which have been recognized straight to the income statement as “other operating expenses, net” (note 5c), in relation to tailings management, communication, humanitarian assistance, payroll, legal services, water supply, among others. The Company incurred expenses in the amount of US$499, US$626 and US$650 for the years ended December 31, 2023, 2022 and 2021, respectively.

Judicial Settlement for Integral Reparation

The Settlement for Integral Reparation includes: (i) payment obligations, of which the funds will be used directly by the State of Minas Gerais and Institutions of Justice for socio-economic and socio-environmental compensation projects; (ii) socioeconomic projects in Brumadinho and other municipalities; and (iii) compensation of the environmental damage caused by the dam failure. These obligations are projected for an average period of 5 years.

For the measures (i) and (ii), the agreement specifies an amount for each project and changes in the original budget and deadlines may have an impact in the provision. In addition, the execution of the environmental recovery actions has no cap limit despite having been estimated in the Judicial Settlement for Integral Reparation due to the Company's legal obligation to fully repair the environmental damage caused by the dam failure. The expenses related to these obligations are deducted from the income tax calculation, in accordance with the Brazilian tax regulation, which is subject to periodic inspection by the competent authorities. Therefore, although Vale is monitoring this provision, the amount recorded could materially change depending on several factors that are not under the Company’s control.

Other obligations

The Company is also working to ensure geotechnical safety of the remaining structures at the Córrego do Feijão mine, in Brumadinho, and the removal and proper disposal of the tailings of Dam I, including dredging part of the released material and de-sanding from the channel of the river Paraopeba. In 2023, the review of estimates to carry out these actions resulted in an addition to the provision in the amount of US$200 (2022: US$303).

For the individual indemnification, Vale and the Public Defendants of the State of Minas Gerais formalized an agreement on April 5, 2019, under which those affected by the Brumadinho’s dam failure may join an individual or family group out-of Court settlement agreements for the indemnification of material, economic and moral damages. This agreement establishes the basis for a wide range of indemnification payments, which were defined according to the best practices and case law of Brazilian Courts, following rules and principles of the United Nations.

a) Legal proceedings

Public civil actions brought by the State of Minas Gerais and state public prosecutors for damages resulting from the failure of Dam I

The Company is party to public civil actions brought by the State of Minas Gerais and justice institutions, claiming compensation for socioeconomic and socio-environmental damages resulting from the dam failure and seeking a broad range of decisions ordering Vale to execute specific remediation and reparation actions. As a result of the Judicial Settlement for Integral Reparation, settled in February 2021, the requests for the reparation of socio-environmental and socioeconomic damages caused by the dam failure were substantially resolved. Indemnifications for individual damages were excluded from the Judicial Settlement for Integral Reparation, and the Term of Commitment signed with the Public Defendants of the State of Minas Gerais was ratified, whose parameters are utilized as a basis for the settlement of individual agreements. The likelihood of a financial loss to the Company is classified as possible and it is not yet possible to reliably estimate the amount of a potential loss to Vale.

Public civil action and investigation under the Brazilian Anticorruption Law

In October 2020, the Brazilian Office of the Comptroller General (“CGU”) notified the Company about an administrative proceeding prosecution based on the same allegations mentioned above under the Brazilian Law 12,846/2013 in connection with inspection and monitoring activities related to the Brumadinho dam. In August 2022, the CGU concluded that Vale has failed to present reliable information to the Brazilian National Mining Agency (“ANM”), as once a positive stability condition statement (“DCE”) was issued for the Dam I, where it should be negative in the view of the CGU. Thus, even recognizing the non-existence of corruption acts or practices, the CGU fined Vale US$18 (R$86 million), which is the minimum amount established by law (for example, the CGU recognizes the non-involvement or tolerance of the Company’s top management).

In September 2023, CGU denied the request for reconsideration filed by the Company and, therefore, Vale paid the fine of US$18 (R$86 million) during the year ended December 31, 2023. Vale disagrees with the decision and is adopting the appropriate legal measures.

Class action in the United States

Vale is defending itself against a class action brought before a Federal Court in New York and filed by holders of securities - American Depositary Receipts ("ADRs") - issued by Vale. Following the decision of the Court, in May 2020, that partially denied the Motion to Dismiss presented by the Company, the Discovery phase has started and was concluded in November 2023.

Upon the filing of a pre-motion letter for the Motion for Summary Judgment by Vale, the Court should decide whether the Parties may file their motion for summary judgment. In addition, a Court hearing will be held in 2024, with oral arguments before the Court on the Motion for Class Decertification filed by Vale.

On November 24, 2021, a new complaint was filed before the same Court by eight Plaintiffs, all investment funds, as an “opt-out” litigation from the class action already pending in the Eastern District of New York court, asserting virtually the same allegations in the main class action. The Parties are still exchanging briefs on the merits of the claims.

The likelihood of loss of these proceedings is considered possible. However, considering the current phase of this class action, it is not yet possible to reliably estimate the amount of a potential loss. The amount of damages sought in these claims is unspecified.

Criminal proceedings and investigations

In January 2020, the State Prosecutors of Minas Gerais (“MPMG”) filed criminal charges against 16 individuals (including former executive officers of Vale and former employees) for a number of potential crimes, including homicide, and against Vale S.A. for alleged environmental crimes.

In November 2021, the Brazilian Federal Police concluded the investigation on potential criminal responsibility related with the Brumadinho dam failure and the final report sent to the Federal Public Prosecutors (“MPF”).

In January 2023, after the Federal Supreme Court recognized the competence of the Federal Court, the MPF ratified the complaint presented by MPMG, which was received by the competent authority. The MPF and the Brazilian Federal Police conducted a separate investigation into the causes of the dam failure in Brumadinho, which may result in new criminal proceedings. Vale is defending itself against the criminal claims and is not possible to estimate when a decision will be issued. The likelihood of a financial loss to the Company is classified as possible and it is not yet possible to reliably estimate the amount of a potential loss to Vale.

Public civil actions brought by labor unions

In 2021, public civil actions were filed with Labor Court of Betim in the State of Minas Gerais, by a workers' unions claiming the compensation for death damages to own and outsourced employees, who died as a result of the failure of Dam I. Initial decisions sentenced Vale to pay US$200 thousand (R$1 million) per fatality. In June 2023, the Superior Labor Court ruled the lawsuit filed by workers’ union, sustaining the initial decision that condemned Vale. The Company is defending itself in the lawsuits and considers that the likelihood of loss is possible.

Securities and Exchange Commission (“SEC”) and investigations conducted by the CVM

On April 28, 2022, the SEC filed a lawsuit against Vale in the U.S. District Court for the Eastern District of New York, alleging that certain Vale’s disclosures related to dam safety management prior to the dam failure in Brumadinho violated U.S. securities laws. On March 28, 2023, Vale reached a settlement with the SEC to fully resolve this litigation. Under the agreement, without admitting or denying the settled claims, Vale paid US$56 during the year ended December 31, 2023. The settlement resolves the litigation without judgment on the claims based upon intentional or reckless fraud. In April 2023, the settlement was approved and granted by the Court.

CVM is also conducting investigations relating to Vale's disclosure of relevant information to shareholders, investors and the market in general, especially regarding the conditions and management of Vale's dams. The likelihood of loss of this proceeding is classified as possible and it is not yet possible to reliably estimate the amount of a potential loss to the Company.

Arbitration proceedings in Brazil filed by shareholders, a class association and foreign investment funds

In Brazil, Vale is named as a defendant in (i) one arbitration filed by 385 minority shareholders, (ii) two arbitrations filed by a class association allegedly representing all Vale’s noncontrolling shareholders, and (iii) three arbitrations filed by foreign investment funds.

In the six proceedings, the claimants argue that Vale was aware of the risks associated with the dam and failed to disclose it to its shareholders. Based on such argument, they claim compensation for losses caused by the decrease in share price.

The expectation of loss is classified as possible for the six procedures and, considering the initial phase, it is not possible at this time to reliably estimate the amount of a possible loss.

In one of the proceedings filed by foreign funds, the Claimants initially estimated the amount of the alleged losses would be approximately US$359 (R$1,800 million). In another proceeding filed by foreign funds, the Claimants initially estimated the amount of the alleged losses would be approximately US$779 (R$3,900 million). The Company disagrees with the ongoing proceedings and understands that, in this case and at the current stage of the proceedings, the probability of loss in the amount claimed by the foreign funds is remote.

Other proceedings

Vale is defendant in a number of investigations and proceedings brought by individuals, business entities, investors, associations, unions, legislative bodies, non-governmental organizations and other entities seeking remediation and compensation for environmental, property and personal damages resulting from the Brumadinho dam failure, including alleged violations of securities laws. The potential loss was US$94 as of December 31, 2023 (2022: US$132) and the likelihood of a potential loss to the Company is classified as possible.

b) Insurance

The Company is negotiating with insurers the payment of indemnification under its civil liability and Directors and Officers Liability Insurance. In 2023, the Company received US$30 from insurers (2022: US$6) which was recorded in income statement as “other operating expenses, net” (note 5c).

Critical accounting estimates and judgments

The provision for social, economic and environmental reparation may be affected by factors including, but not limited to: (i) changes in the current estimated market price of the direct and indirect cost related to products and services, (ii) changes in timing for cash outflows, (iii) changes in the technology considered in measuring the provision, (iv) number of individuals entitled to the indemnification payments, (v) resolution of existing and potential legal claims, (vi) demographic assumptions, (vii) actuarial assumptions, and (viii) updates in the discount rate.

Thus, the amounts actually incurred by the Company may differ from the amounts currently provisioned, due to the confirmation of the assumptions used and which depend on several factors, some of which are not under the Company's control. These changes could result in a material impact on the amount of the provision in future periods. At each presentation date of its financial statements, the Company will reassess the main assumptions used in the preparation of projected cash flows and will adjust the provision, when applicable.